SCHEDULE OF STOCK OPTION TRANSACTIONS (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025 shares $ / shares		Jun. 30, 2025 shares $ / shares		Dec. 31, 2024 shares $ / shares		Dec. 31, 2024 shares $ / shares
Warrants And Options
Number of options, beginning balance	1,756,670		1,756,670		1,411,170		1,411,170
Weighted average exercise price, beginning balance | (per share)	$ 3.75		$ 5.39		$ 4.78		$ 6.33
Number of options, granted	834,000	[1],[2],[3]	834,000	[1],[2],[3]	552,000	[4]	552,000	[4]
Number of options, expiry					(206,500)		(206,500)
Number of options, cancelled	(85,333)		(85,333)
Number of options, exercised	(145,999)		(145,999)
Number of options, ending balance	2,359,338		2,359,338		1,756,670		1,756,670
Weighted average exercise price, ending balance | (per share)	$ 4.69		$ 6.70		$ 3.75		$ 5.39

[1]	On February 12, 2025, the Company granted the CEO 500,000 share options to purchase Common Shares with an exercise price of $6.40 per share, vesting immediately and expiring on February 2, 2035. The fair value of the options granted was estimated at $3,092 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.61; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.64%; Dividend yield 0%.
[2]	On January 15, 2025, the Company granted an employee 105,000 share options to purchase Common Shares of the company with an exercise price of $6.40 per share. The share options vest quarterly starting on January 15, 2026, and expire on January 15, 2035. The fair value of the options granted was estimated at $627 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.38; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.65%; Dividend yield 0%.
[3]	On June 20, 2025, 229,000 share options were granted to employees. 30,000 share options have an exercise price of $1.775 per share and their vesting schedule is as follows: a third vest on June 30, 2025, a third on June 30, 2026, and a third on June 30, 2027. The remaining 199,000 share options have an exercise price of $6.40 per share and their vesting schedule is as follows: a third vest on June 30, 2026, a third on June 30, 2027, and a third on June 30, 2028. The options expire on June 20, 2035. The fair value of the options granted was estimated at $2,252 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $10.36; Expected option life 10 years; Volatility 108%; Risk-free interest rate 4.38%; Dividend yield 0%.
[4]	On August 14, 2024, 552,000 stock options were issued to employees, consultants and officers with an exercise price of $1.78. The options expire on August 13, 2029. The fair value of the options granted was estimated at $779 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.78; Expected option life 5 years; Volatility 109%; Risk-free interest rate 3.67%; Dividend yield 0%.